OTHER INCOME AND EXPENSE - Other expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other income and expense [abstract]
Personnel expenses	$ (2,833,794)	$ (2,634,187)	$ (2,481,563)
Taxes and fees	(872,341)	(678,613)	(675,712)
Insurance	(524,557)	(480,879)	(437,438)
Consultancy, legal audit and other fees	(479,043)	(447,130)	(516,881)
Maintenance and repairs	(357,790)	(310,265)	(286,163)
Affiliation contributions and transfers	(252,942)	(212,952)	(156,625)
Amortization of intangible assets	(225,137)	(206,688)	(181,448)
Depreciation of tangible assets	(219,316)	(209,296)	(210,685)
Marketing	(207,071)	(174,961)	(126,514)
Depreciation right of use assets	(201,293)	(190,883)	(191,632)
Warehouse services	(144,739)	(135,625)	(145,422)
Leases (Rent)	(134,691)	(131,552)	(115,059)
Transportation services	(99,296)	(93,707)	(97,798)
Data processing	(77,803)	(62,213)	(61,183)
Cleaning and security services	(74,276)	(73,852)	(76,686)
Outsourcing services	(68,779)	(61,522)	(68,322)
Supplies and stationary	(46,114)	(45,736)	(48,395)
Losses due to claims	(39,435)	(40,409)	(74,220)
Donations expenses	(36,019)	(3,773)	(41,213)
Adaptation and installation	(30,636)	(28,947)	(24,348)
Loss on sale of property, plant and equipment	(26,387)	(11,968)	(19,201)
Travel expenses	(24,249)	(13,295)	(10,992)
Impairment losses on other assets	(20,787)	(69,950)	(6,000)
Loss from sale of non-current assets held for sale	(800)	(2,927)	(2,874)
Other	(412,488)	(468,726)	(267,857)
Total other expense	$ (7,409,783)	$ (6,790,056)	$ (6,324,231)